SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.         SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2021 through the date that the consolidated financial statements were issued. Management has concluded that there is no material subsequent event required disclosure in these financial statements.